Investments held at fair value (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Investments Held At Fair Value [Abstract]
Investments Held at Fair Value

	2020 £m	2019 £m

Investments
Fair value through P&L	255	127

Fair value through OCI	9	8

	264	135

Current	242	123

Non-current	22	12

	264	135

Investments held at fair value through other comprehensive income (OCI) relate to the Group’s corporate venturing partnerships with various start-up businesses which are held for their strategic value.

	2020 £m	2019 £m

Functional currency	260	131

US dollar	4	4

	264	135